SUPPLEMENT DATED SEPTEMBER 1, 2000, TO
                 THE PROSPECTUS DATED MAY 1, 2000, FOR
                   FIRSTLINE VARIABLE UNIVERSAL LIFE
           FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                               ISSUED BY
               SECURITY LIFE OF DENVER INSURANCE COMPANY
                                AND ITS
                   SECURITY LIFE SEPARATE ACCOUNT L1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS DATED MAY 1, 2000. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

The following paragraph is added after the first paragraph on page 31 as part of "Continuation of Coverage":

         "In some states, if you accept the continuation of coverage feature, the death benefit during the continuation of coverage period is the account value. There is no administrative fee for this feature in these states. Contact your agent/registered representative or our customer service center to find out which type of continuation of coverage applies in your state."


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